Document And Entity Information	12 Months Ended
Jul. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	HEXO Corp.
Entity Central Index Key	0001690947
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	256,981,753
Document Type	40-F/A
Document Period End Date	Jul. 31, 2019
Amendment Flag	true
Amendment Description	This Amendment No. 4 (this “Amendment”) to the Annual Report on Form 40-F of HEXO Corp. (the “Company”) for the year ended July 31, 2019 (the “Form 40-F”) is being filed solely to include the interactive data filing exhibits, which were omitted from Amendment No. 3 to the Form 40-F pursuant to the temporary hardship exemption provided by Rule 201(c) of Regulation S-T.
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false